Consolidated Balance Sheets (Parenthetical) (USD $) In Thousands, except Share data, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Consolidated Balance Sheets [Abstract]
Investment securities held-to-maturity, fair value	$ 13,861	$ 23,423
Preferred stock, par value	$ 25	$ 25
Preferred stock, shares authorized	500,000	500,000
Preferred stock, shares issued	0	0
Common stock, par value	$ 2.50	$ 2.50
Common stock, shares authorized	50,000,000	50,000,000
Common stock, shares issued	18,499,282	18,499,282
Common stock, treasury shares	3,665,999	3,717,993